Derivative financial instruments and risk management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Derivative financial instruments and risk management
Management of foreign currency cash flow, maximum period (in years)	P5Y
Deferred net gains, foreign currency exchange rate risk, to be reclassified from equity to current earnings over the next twelve months	$ 1
Deferred net gains (losses), interest rate risk, to be reclassified from equity to current earnings over the next twelve months	$ (4)
Commodity forward and option contracts, maximum period (in years)	5